Fair value - Transfer between levels (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Fair value
Transfers out of Level 1 into Level 2, assets	€ 0
Transfers out of Level 2 into Level 1, assets	0
Transfers between Level 2 and 3, assets	0
Transfers out of Level 1 into Level 2, liabilities	0
Transfers out of Level 2 into Level 1, liabilities	0
Transfers between Level 2 and 3, liabilities	€ 0